Filed pursuant to Rule 497(a)

Registration No. 333-256733

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

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**ONLY FOR DISTRIBUTION TO INVESTORS WHO FALL WITHIN ONE OR MORE OF THE CATEGORIES OF INVESTORS UNDER SECTION 708 OF THE AUSTRALIAN CORPORATIONS ACT TO WHOM AN OFFER MAY BE MADE WITHOUT DISCLOSURE UNDER PART 6D.2 OF THE AUSTRALIAN CORPORATIONS ACT.**

Ares Capital Corp

(“ARCC” / NASDAQ)

Ares Capital Corporation is a management investment company. The Company seeks to generate both income and capital appreciation through debt and equity investments by primarily investing in U.S. middle market companies.

Joint Lead Book-Running Managers: Morgan Stanley, BofA Securities, UBS Investment Bank, RBC Capital Markets, Wells Fargo Securities

Joint Book-Running Managers: Keefe, Bruyette & Woods, a Stifel Company, Raymond James

Co-Managers: Goldman Sachs & Co. LLC, Janney Montgomery Scott, J.P. Morgan, Oppenheimer & Co.

Stabilization Agent: Morgan Stanley

B&D: Morgan Stanley

Base Offering Size: 10,000,000 Shares (100% Primary)

Greenshoe: 15% (100% Primary)

Launch Date: Wednesday, January 12, 2022 (Post-Close)

Expected Pricing Date: Wednesday, January 12, 2022 (Post-Close)

***THIS DOCUMENT MAY ONLY BE SENT EXTERNALLY WITH THE DISCLAIMERS INCLUDED***

**THIS DOCUMENT IS NOT FOR DISTRIBUTION IN THE EEA, THE UK, CANADA, JAPAN OR BRAZIL**

**THIS DOCUMENT IS NOT FOR DISTRIBUTION IN CHINA (PRC) EXCEPT IN COMPLIANCE WITH ALL APPLICABLE LAWS AND REGULATIONS**

**ONLY FOR DISTRIBUTION TO INVESTORS WHO FALL WITHIN ONE OR MORE OF THE CATEGORIES OF INVESTORS UNDER SECTION 708 OF THE AUSTRALIAN CORPORATIONS ACT TO WHOM AN OFFER MAY BE MADE WITHOUT DISCLOSURE UNDER PART 6D.2 OF THE AUSTRALIAN CORPORATIONS ACT.**

The foregoing is a preliminary summary of terms and is subject to change.  Please contact your representative for more details.

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. The preliminary prospectus supplement dated January 12, 2022, together with an accompanying prospectus dated June 3, 2021, which have been filed with the Securities and Exchange Commission, contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from Morgan Stanley & Co. LLC, 180 Varick Street, 2nd Floor, New York, NY 10014, Attn: Prospectus Department; BofA Securities, Inc., NC1-004-03-43, 200 North College Street, 3rd floor, Charlotte NC 28255-0001, Attn: Prospectus Department, or by calling 1-800-294-1322, or by email dg.prospectus_requests@bofa.com; UBS Investment Bank at 1285 Avenue of the Americas, New York, New York, 10019, Attn: Prospectus Department, by telephone at (888) 827-7275, or by email: ol-prospectusrequest@ubs.com; RBC Capital Markets, LLC at 200 Vesey Street, 8th Floor, New York, New York, 10281, Attn: Prospectus Department, or by telephone at (877) 822-4089; or Wells Fargo Securities at 500 West 33rd Street, New York, New York, 10001, Attn: Equity Syndicate Department, by calling toll free 1-800-326-5897, or by e-mail at cmclientsupport@wellsfargo.com.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.